NEW ENGLAND LIFE INSURANCE COMPANY

New England Variable Annuity Separate Account

Supplement Dated October 2, 2023 to the Prospectuses Dated May 1, 2023

American Growth Series

American Growth Series - I

This supplement describes a change to certain information contained in the prospectuses for the above-referenced variable annuity contract (the “Contracts”) issued by New England Life Insurance Company (“we” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us at: New England Life Insurance Company, P.O. 4261, Clinton, IA 52733-4261, call us at (833) 208-3018 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Annuity Administrative Office Contact Information Change

Effective October 16, 2023, the contact information for the Annuity Administrative Office that administers your Contract for certain transactions will change. Please use the contact information listed below.

Annuity Payments/Income • Death Claims for Contracts receiving Annuity Payments	New England Life Insurance Company P.O. Box 4364 Clinton, IA 52733-4364 Telephone: 800-882-1292 Fax: 877-245-8163

• General requests and elections for Contracts receiving Annuity Payments	New England Life Insurance Company P.O. Box 4363 Clinton, IA 52733-4363 Telephone: 800-882-1292 Fax: 877-246-8424

All other requests and elections, including subsequent Purchase Payments, and general inquiries	New England Life Insurance Company P.O. Box 4261 Clinton, IA 52733-4261 Telephone: 833-208-3018 Fax: 877-246-8424

We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on December 15, 2023. After this date, requests and elections, (including payments) sent to an address other than the ones provided above, may be returned or there may be a delay in processing requests or applying payments.

This change does not affect any of your contractual provisions. All rights and benefits you have with your Contract remain the same.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

I1 (AGS_PRO)